Outstanding stock instruments which were not included in the calculation per share (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Outstanding stock instruments which were not included in the calculation per share
Options to purchase shares of common stock	11,452,960	11,110,666	11,452,960	0
Warrants to purchase shares of common stock	2,652,167	0
Convertible preferred Series A-1 shares	38,875,000	43,125,000
Convertible preferred Series B shares	7,500,000	0	38,875,000	0
Convertible long term notes	1,968,750	75,000,000	19,443,750	0
Convertible short term notes*		1,300,000		0
Total Outstanding stock instruments which were not included in the calculation per share	62,448,877	130,535,666	69,771,710	0